Commitments and contingencies (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Commitments and contingencies
Balance, December 31, 2024	$ 0
Net income (loss)	0
Foreign currency translation	0
Balance, December 31, 2025	$ 0